Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Summary of Domestic and Foreign Components of (Loss) Before Provision for Income Taxes and the Provision for Income Taxes
The domestic and foreign components of (loss) before provision for income taxes and the provision for income taxes were as follows (in millions):

	Years Ended June 30,
	2021	2020	2019
United Kingdom	$(125.3)	$(118.2)	$(96.3)
United States	(53.8)	(24.5)	(42.0)
Other foreign	14.8	18.1	12.1

Net loss before benefit from income taxes	$(164.3)	$(124.6)	$(126.2)

Income tax provision (benefit):
Current:
United Kingdom	0.3	0.6	1.1
United States	2.4	(6.2)	1.9
Other foreign	9.4	16.1	9.6

Total current provision	$12.1	$10.5	$12.6

Deferred:
United Kingdom	—	(0.4)	(0.3)
United States	(15.5)	1.3	(7.2)
Other foreign	(2.5)	(16.9)	(9.3)

Total deferred benefit	(18.0)	(16.0)	(16.8)

Total benefit from income taxes	$(5.9)	$(5.5)	$(4.2)

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate and Effective Income Tax Rate
The provision (benefit) for income taxes differs from the amount computed by applying the U.K. statutory income tax rate to loss before provision for income taxes as follows:

	Years Ended June 30,
	2021	2020	2019
Income tax at U.K. statutory rate	19%	19%	19%
Subpart F & GILTI	(1%)	(2%)	(4%)
Foreign taxes, including U.S.	(1%)	1%	3%
Transaction costs	(1%)	—	—
Change in valuation allowance	4%	(8%)	1%
Unrecognized tax benefits	(1%)	11%	—
Nondeductible interest expense	(14%)	(17%)	(14%)
Other	(1%)	—	(2%)

Total effective income tax rate	4%	4%	3%

Summary of Net Deferred Tax Assets and Liabilities
The components of the Company’s net deferred tax assets and liabilities consist of the following (in millions):

	Years Ended June 30,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$29.2	$29.2
Federal and state credit carryforwards	14.3	16.4
Property, plant and equipment	0.6	2.6
Deferred and other revenue differences	4.0	—
Interest carryforwards	11.2	4.9
Other reserves and accrued expenses	15.0	9.0
Other assets	3.7	4.7

Total deferred tax assets	78.0	66.8
Less: valuation allowance	(29.1)	(29.0)

Net deferred tax assets	$48.9	$37.8

	Years Ended June 30,
	2021	2020
Deferred tax liabilities:
Purchased technologies and other intangibles	$(75.0)	$(58.2)
Deferred and other revenue differences	(8.1)	(0.8)
Property, plant and equipment	(3.9)	(3.0)
Other liabilities	(1.8)	(4.1)

Total deferred tax liabilities	(88.8)	(66.1)

Net deferred tax liabilities	$(39.9)	$(28.3)

Summary of Valuation Allowance	The Company increased the valuation allowance by $0.1 million and $10.3 million for the periods ended June 30, 2021, and June 30, 2020, respectively.

	Years Ended June 30,
	2021	2020
Valuation allowance balance – beginning of fiscal year	$29.0	$18.7
Increases resulting from business combinations	0.5	0.3
Other increases	8.6	10.0
Other decreases	(9.0)	—

Valuation allowance balance – end of fiscal year	$29.1	$29.0

Summary of Reconciliation Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	Years Ended June, 30
	2021	2020
Balance, beginning of year	$0.8	$13.9
Current year additions to positions	2.6	—
Additions from business combinations	1.7	—
Lapse of applicable statute of limitations	(0.1)	(13.1)
Foreign currency translation adjustments	—	—

Balance, end of year	$5.0	$0.8

Summary of Open Tax Years by Major Tax Jurisdictions
In many cases, the Company’s uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes open tax years by major tax jurisdictions as of June 30, 2021:

Years Open
Jurisdiction:
Canada	2014 –2021
France	2018 –2021
Germany	2015 –2021
United Kingdom	2018 – 2021
United States—Federal	2015 – 2021
United States—State	2004 – 2021